Trust Account and Fair Value Measurement (Details) - USD ($)	1 Months Ended						9 Months Ended	12 Months Ended
	Sep. 17, 2020	May 31, 2020	Dec. 31, 2019	Oct. 31, 2019	Oct. 22, 2019	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Trust Account and Fair Value Measurement (Details) [Line Items]
Withdrawn from trust for working capital purposes (up to a maximum per year)			$ 750,000			$ 1,927,000	$ 750,000	$ 750,000	$ 1,927,000
Redeemed share value	$ 249,531,000	$ 242,423,000		$ 7,108,000
Redeemable common stock, shares (in Shares)	23,877,302	23,182,481		694,820
Withdrawal from trust account for taxes and working capital							865,000
Working capital			750,000			$ 750,000	750,000	$ 750,000	750,000
Cash withdrawn from trust account							$ 242,423,000
Debt Instrument, Maturity Date, Description								the Company withdrew approximately $2,638,000 from the Trust Account in order to pay 2018 actual and 2019 estimated income taxes (approximately $1,397,000) and franchise taxes (approximately $420,000) paid in installments and to released approximately $813,000 allowed for working capital (including undistributed amounts from the prior year).
Proceeds of trust account, description					stockholders elected to redeem 694,820 public shares of the Company’s Class A common stock at approximately $10.23 per share resulting in a distribution from the Trust Account of approximately $7,108,000.		the Company deposited $879,155.40, each extension, into the Trust Account representing the continued payment of $0.03 per outstanding public share (29,305,180 public shares) for each extension period. As a result of the extensions, the Company has deposited a total aggregate amount of approximately $5,274,932 (six payments of $879,155.40) and $1,758,310.80 (two payments of $879,155.40), respectively, at September 30, 2020 and December 31, 2019.
Seller loaned, description								the Company received approximately $1,758,000 (two payments of approximately $879,000) from the Seller representing the payment of $0.03 per outstanding public share (29,305,180 public shares) for each extension period under the Extension Amendment discussed further in Note 3.
Deferred Federal, State and Local, Tax Expense (Benefit)									$ 1,177,000
Public Offering and Private Placement [Member]
Trust Account and Fair Value Measurement (Details) [Line Items]
Cash deposited into trust account			$ 300,000,000				$ 300,000,000	$ 300,000,000
Withdrawn from trust for working capital purposes (up to a maximum per year)							249,531,000
Redeemed share value							$ 23,877,302
Proceeds of trust account, description								Subsequent to December 31, 2019, the Company has extended the date by which it has to consummate a business combination from January 21, 2020 to February 20, 2020, and from February 20, 2020 to March 21, 2020.
Trust Account [Member]
Trust Account and Fair Value Measurement (Details) [Line Items]
Debt Instrument, Maturity Date, Description								the Company withdrew approximately $2,638,000 from the Trust Account in order to pay 2018 actual and 2019 estimated income taxes (approximately $1,397,000) and franchise taxes (approximately $420,000) paid in installments and to release approximately $813,000 allowed for working capital (including undistributed amounts from the prior year)
Seller Loan [Member]
Trust Account and Fair Value Measurement (Details) [Line Items]
Seller loaned, description								the Seller loaned $979,155.40 and $879,155.40, respectively, to the Company under the Amended Seller Note. As a result of the extensions, the Seller has loaned to the Company a total aggregate amount of approximately $3,816,621.60.
Common Class A [Member]
Trust Account and Fair Value Measurement (Details) [Line Items]
Redeemed share value		$ 242,423,000		$ 7,108,000	$ 7,108,000
Redeemable common stock, shares (in Shares)			28,344,013	694,820	694,820	28,916,141